VANECK MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Automobiles & Components: 0.1%
Gentex Corp.	1,939	$54,234
Banks: 4.4%
JPMorgan Chase & Co.	29,792	3,354,877
Capital Goods: 8.7%
3M Co.	11,362	1,470,357
Cummins, Inc.	2,009	388,802
Donaldson Co., Inc.	1,027	49,440
Eaton Corp. Plc	3,965	499,550
Emerson Electric Co.	6,315	502,295
Hubbell, Inc.	599	106,969
Illinois Tool Works, Inc.	3,161	576,092
Lincoln Electric Holdings, Inc.	483	59,583
Lockheed Martin Corp.	2,876	1,236,565
Masco Corp.	2,164	109,498
MSC Industrial Direct Co., Inc.	882	66,247
Raytheon Technologies Corp.	15,134	1,454,529
Rockwell Automation, Inc.	913	181,970
		6,701,897
Consumer Durables & Apparel: 0.2%
Garmin Ltd.	1,748	171,741
Consumer Services: 4.4%
McDonald’s Corp.	8,745	2,158,966
Starbucks Corp.	12,355	943,798
Wendy’s Co.	1,731	32,681
Yum! Brands, Inc.	2,552	289,678
		3,425,123
Diversified Financials: 4.5%
BlackRock, Inc.	1,653	1,006,743
Blackstone, Inc.	11,726	1,069,763
CME Group, Inc.	2,742	561,287
Cohen & Steers, Inc.	288	18,314
Evercore, Inc.	447	41,844
Federated Hermes, Inc.	1,647	52,358
Franklin Resources, Inc.	5,420	126,340
Invesco Ltd.	5,630	90,812
Janus Henderson Group Plc	3,966	93,241
T Rowe Price Group, Inc.	3,403	386,615
		3,447,317
Energy: 2.7%
Coterra Energy, Inc.	6,941	179,008
Kinder Morgan, Inc.	56,041	939,247
The Williams Companies, Inc.	29,879	932,524
		2,050,779
Food & Staples Retailing: 2.4%
Sysco Corp.	5,836	494,367
Walmart, Inc.	10,950	1,331,301
		1,825,668
Food, Beverage & Tobacco: 19.8%
Altria Group, Inc.	61,798	2,581,302
Campbell Soup Co.	3,433	164,956
Conagra Brands, Inc.	9,097	311,481
General Mills, Inc.	9,406	709,683
J M Smucker Co.	1,574	201,488
Mondelez International, Inc.	14,757	916,262
PepsiCo, Inc.	18,162	3,026,879
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Philip Morris International, Inc.	39,670	$3,917,016
The Coca-Cola Co.	54,033	3,399,216
		15,228,283
Health Care Equipment & Services: 2.0%
Medtronic Plc	15,629	1,402,703
Quest Diagnostics, Inc.	1,100	146,278
		1,548,981
Household & Personal Products: 2.1%
Colgate-Palmolive Co.	9,795	784,971
Kimberly-Clark Corp.	6,046	817,117
		1,602,088
Insurance: 1.1%
Allstate Corp.	3,751	475,364
Travelers Cos, Inc.	2,443	413,185
		888,549
Materials: 2.3%
Air Products and Chemicals, Inc.	2,854	686,330
Amcor Plc	31,991	397,648
International Flavors & Fragrances, Inc.	3,205	381,780
PPG Industries, Inc.	2,184	249,718
Sensient Technologies Corp.	420	33,835
		1,749,311
Media & Entertainment: 2.5%
Comcast Corp.	48,239	1,892,898
Pharmaceuticals, Biotechnology & Life Sciences: 18.6%
Amgen, Inc.	8,571	2,085,325
Bristol-Myers Squibb Co.	31,958	2,460,766
Gilead Sciences, Inc.	29,436	1,819,439
Johnson & Johnson	23,451	4,162,787
Merck & Co., Inc.	41,830	3,813,641
		14,341,958
Semiconductors & Semiconductor Equipment: 6.5%
Analog Devices, Inc.	4,834	706,199
Broadcom, Inc.	5,012	2,434,880
Skyworks Solutions, Inc.	1,313	121,636
Texas Instruments, Inc.	11,318	1,739,011
		5,001,726
Software & Services: 0.9%
Broadridge Financial Solutions, Inc.	934	133,142
Paychex, Inc.	3,379	384,767
Western Union Co.	10,369	170,777
		688,686
Technology Hardware & Equipment: 3.1%
Cisco Systems, Inc.	54,354	2,317,655
National Instruments Corp.	1,771	55,308
		2,372,963
Telecommunication Services: 5.0%
Cogent Communications Holdings, Inc.	1,025	62,279
Verizon Communications, Inc.	73,912	3,751,034
		3,813,313

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VANECK MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Utilities: 8.4%
American Electric Power Co., Inc.	7,850	$753,129
Avangrid, Inc. †	1,324	61,063
Dominion Energy, Inc.	12,300	981,663
Duke Energy Corp.	13,949	1,495,472
NiSource, Inc.	5,781	170,481
PPL Corp.	22,753	617,289
Public Service Enterprise Group, Inc.	7,649	484,029
Southern Co.	20,339	1,450,374
WEC Energy Group, Inc.	4,589	461,837
		6,475,337
Total Common Stocks (Cost: $78,411,496)		76,635,729
Total Investments: 99.7% (Cost: $78,411,496)		76,635,729
Other assets less liabilities: 0.3%		255,366
NET ASSETS: 100.0%		$76,891,095

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $57,419.

Summary of Investments by Sector	% of Investments	Value
Communication Services	7.5%	$5,706,211
Consumer Discretionary	4.8	3,651,098
Consumer Staples	24.4	18,656,039
Energy	2.7	2,050,779
Financials	10.0	7,690,743
Health Care	20.7	15,890,939
Industrials	8.7	6,701,897
Information Technology	10.5	8,063,375
Materials	2.3	1,749,311
Utilities	8.4	6,475,337
	100.0%	$76,635,729
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